Document and Entity Information	Aug. 14, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 14, 2020
Entity Registrant Name	KODIAK SCIENCES INC.
Entity Central Index Key	0001468748
Entity File Number	001-38682
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-0476525
Entity Address, Address Line One	2631 Hanover Street
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94304
City Area Code	650
Local Phone Number	281-0850
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Title of 12(b) Security	Common stock, par value $0.0001
Trading Symbol	KOD
Security Exchange Name	NASDAQ